UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2007

ITEM 1.          REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Index 600 Portfolio

Annual Report

December 31, 2007

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus of Maxim Series Fund, Inc. (“Maxim Series Fund” or the “Fund”), which include details as to offering price and other information.

Maxim Index 600 Portfolio

Overall, performance in the US equity markets was mixed for the year 2007. The first quarter was a bit of a roller coaster. Falling oil and better than expected earnings vaulted large cap indexes to 6 year highs and small cap to all time highs. Gains were quickly erased on renewed risk concerns. Second quarter showed positive returns resulting from strong M&A activity and solid retail sales. However, concerns about inflation and a focus on interest rates still lingered. The third quarter was largely mixed. Signs of credit issues and fears of a housing recession clearly weighed on the market. These concerns were mildly offset by a larger than expected rate cut (50bps) in September and a White House pledge to assist subprime borrowers. The final quarter of 2007 was the worst performing. The subprime contagion was viewed to be worse than expected, forcing large writedowns at financial institutions and costing the CEOs of Merrill Lynch and Citigroup their jobs. The Fed was once again paying close attention as they cut rates twice by 25bps during the period.

In 2007, small cap indexes underperformed large cap indexes for the second year in a row. The S&P600 posted a loss of 1.22% in simple price analysis where the S&P500 had positive returns of 3.53%. On a total return basis however, the S&P 600 was close to flat, posting a small negative return of 30 basis points. Financials, not surprisingly, contributed the most to the small cap negative return. The subprime crisis dragged the sector down 25.57% and took 4.18% from performance. On an absolute basis, the Telecommunications sector was the worst performing, down 27.71%, however subtracting only 10 basis points from the index return due to its minimal weight in the benchmark (.08%). Healthcare and Energy were the largest contributors to positive performance in 2007. Their combined return added 3.91% with Healthcare up 18.74% over the year contributing 2.19% and Energy up 23.41% contributing 1.72%. MGI Pharma Inc. was the best performing name in the Healthcare sector rising over 120% as a result of its acquisition by Japanese company Eisai Co Ltd. Record oil prices contributed to strong performance in Energy, led by driller Atwood Oceanics which was up 104% in 2007.

	MAXIM INDEX 600	S&P 600
	BALANCE	BALANCE

	10,000.00	10,000.00
1997	12,100.00	12,558.40
1998	11,908.82	12,393.88
1999	13,320.02	13,931.22
2000	14,685.32	15,575.11
2001	15,540.00	16,593.72
2002	13,173.26	14,167.72
2003	18,193.59	19,663.01
2004	22,156.15	24,108.14

2005	23,720.38	25,970.47
2006	27,176.44	29,896.95
2007	26,953.59	29,808.16

Maxim Index 600 Portfolio

Total Return –

One Year:	-0.82%
Five Year:	15.39%
Ten Year:	8.34%

Portfolio Inception:	12/1/1993

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Index 600 Portfolio, made at its inception, with the performance of the S&P 600 Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim Index 600 Portfolio (the “Portfolio”) one of the portfolios constituting the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2007, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim Index 600 Portfolio of the Maxim Series Fund, Inc. as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado

February 28, 2008

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years Ended December 31, 2007 and 2006

Maxim Index 600 Portfolio

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2007

ASSETS:
Investments in securities, market value (1)	$264,836,280
Collateral for securities loaned	90,919,940
Dividends receivable	334,539
Subscriptions receivable	667,992
Receivable for investments sold	48,240

Total assets	356,806,991

LIABILITIES:
Due to investment adviser	135,066
Payable upon return of securities loaned	90,919,940
Redemptions payable	2,257,893
Payable for investments purchased	645,366
Payable to custodian	23,424
Variation margin on futures contracts	8,420

Total liabilities	93,990,109

NET ASSETS	$262,816,882

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$2,722,800
Additional paid-in capital	237,297,514
Net unrealized appreciation on investments and futures contracts	19,423,924
Accumulated net realized gain on investments and futures contracts	3,372,644

NET ASSETS	$262,816,882

NET ASSET VALUE PER OUTSTANDING SHARE (Offering and Redemption Price)	$9.65

SHARES OF CAPITAL STOCK:
Authorized	100,000,000
Outstanding	27,227,999

(1) Cost of investments in securities:	$245,525,736

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2007

INVESTMENT INCOME:
Interest	$326,789
Income from securities lending	271,304
Dividends	3,298,784

Total income	3,896,877

EXPENSES:
Management fees	1,715,159

NET INVESTMENT INCOME	2,181,718

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	25,370,675
Net realized loss on futures contracts	(71,008)
Change in net unrealized appreciation on investments	(29,542,913)
Change in net unrealized depreciation on futures contracts	131,261

Net realized and unrealized loss on investments and futures contracts	(4,111,985)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,930,267)

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2007 AND 2006

	2007	2006

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$2,181,718	$1,284,001
Net realized gain on investments	25,370,675	20,465,594
Net realized loss on futures contracts	(71,008)	(128,177)
Change in net unrealized appreciation on investments	(29,542,913)	9,418,913
Change in net unrealized depreciation on futures contracts	131,261	46,229

Net increase (decrease) in net assets resulting from operations	(1,930,267)	31,086,560

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,800,371)	(1,183,048)
From net realized gains	(23,140,267)	(22,074,164)

Total distributions	(24,940,638)	(23,257,212)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	160,688,944	155,787,388
Reinvestment of distributions	24,940,638	23,257,212
Redemptions of shares	(158,071,644)	(146,007,565)

Net increase in net assets resulting from share transactions	27,557,938	33,037,035

Total increase in net assets	687,033	40,866,383

NET ASSETS:
Beginning of period	262,129,849	221,263,466

End of period (1)	$262,816,882	$262,129,849

OTHER INFORMATION:

SHARES:
Sold	14,449,321	14,018,788
Issued in reinvestment of distributions	2,568,235	2,181,959
Redeemed	(14,223,039)	(13,274,108)

Net increase	2,794,517	2,926,639

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,

	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$10.73	$10.29	$10.15	$8.63	$6.26

Income from Investment Operations

Net investment income	0.07	0.05	0.06	0.03	0.01
Net realized and unrealized gain (loss)	(0.16)	1.43	0.66	1.81	2.37

Total Income (Loss) From Investment Operations	(0.09)	1.48	0.72	1.84	2.38

Less Distributions

From net investment income	(0.07)	(0.05)	(0.06)	(0.03)	(0.01)
From net realized gains +	(0.92)	(0.99)	(0.52)	(0.29)

Total Distributions	(0.99)	(1.04)	(0.58)	(0.32)	(0.01)

Net Asset Value, End of Period	$9.65	$10.73	$10.29	$10.15	$8.63

Total Return	(0.82%)	14.57%	7.06%	21.78%	38.11%

Net Assets, End of Period ($000)	$262,817	$262,130	$221,263	$186,894	$130,870

Ratio of Expenses to Average Net Assets	0.60%	0.60%	0.60%	0.60%	0.60%

Ratio of Net Investment Income to Average Net Assets	0.76%	0.52%	0.60%	0.39%	0.31%

Portfolio Turnover Rate	27.54%	28.14%	21.74%	20.85%	88.78%

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-one portfolios. Interests in the Maxim Index 600 Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s SmallCap 600 Stock Index. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

Financial Futures Contracts

The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as “variation margin”, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

Effective January 2, 2007, the Portfolio adopted FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes,” which requires that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado jurisdictions. No federal income tax returns are currently under examination. The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2004 through December 31, 2007.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 shall be effective for financial statements issued for fiscal years beginning after November 15, 2007. The Portfolio is evaluating the impact, if any, that the adoption of FAS 157 will have on its financial statements.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – Including and Amendment of FASB Statement No. 115” (“FAS 159”). FAS 159 permits an entity to measure financial instruments and certain other items at estimated fair value. Most of the provisions of FAS 159 are elective; however, the amendment to FASB No. 115, “Accounting for Certain Investments in Debt and Equity Securities”, applies to all entities that own trading and available-for-sale securities. The fair value option (a) may generally be applied instrument by instrument, (b) is irrevocable unless a new election date occurs, and (c) must be applied to the entire instrument and not to only a portion of the instrument. FAS 159 is effective as of the beginning of the first fiscal year that begins after November 15, 2007. The Portfolio adopted the provisions of FAS 159 on January 1, 2008. The adoption had no impact on the financial statements.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of December 31, 2007, there were thirty-one Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $177,200 for the year ended December 31, 2007. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES & SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2007, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $86,478,198 and $76,411,570, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2007, the U.S. Federal income tax cost basis was $246,850,547. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $54,367,535 and gross depreciation of securities in which there was an excess of tax cost over value of $36,381,802 resulting in net appreciation of $17,985,733.

5.	FUTURES CONTRACTS

As of December 31, 2007, the Portfolio had 14 open Russell 2000 long futures contracts. The contracts expire in March 2008 and the Portfolio has recorded unrealized appreciation of $113,380.

6.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as “Collateral for securities loaned” in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of December 31, 2007, the Portfolio had securities on loan valued at $89,942,216 and received collateral of $90,919,940 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

7.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2007 and 2006 were as follows:

	2007	2006

Distributions paid from:
Ordinary income	$3,961,873	$2,921,295
Long-term capital gain	20,978,765	20,335,917

	$24,940,638	$23,257,212

As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$189,508
Undistributed capital gains	4,621,327

Net accumulated earnings	4,810,835

Net unrealized appreciation on investments	17,985,733
Capital loss carryforwards	0
Post-October losses	0

Total distributable tax basis earnings	$22,796,568

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales. For the year ended December 31, 2007 the Portfolio reclassified $381,347 from undistributed net investment income to accumulated net realized gain on investments. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

8.	TAX INFORMATION (unaudited)

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2007, 56% qualifies for the dividend received deduction available to the Portfolio’s corporate shareholders.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007

COMMON STOCK

Shares		Value ($)

AEROSPACE & DEFENSE — 2.44%
18,711	AAR Corp ^^*	711,579
6,094	Applied Signal Technology Inc	82,757
13,477	Ceradyne Inc*	632,476
7,643	Cubic Corp ^^	299,606
21,941	Curtiss-Wright Corp	1,101,438
14,428	Esterline Technologies Corp*	746,649
27,871	GenCorp Inc ^^*	324,976
20,942	Moog Inc*	959,353
17,317	Teledyne Technologies Inc*	923,516
8,241	Triumph Group Inc	678,646
		$6,460,996

AGRICULTURE — 0.15%
8,831	Andersons Inc ^^	395,629
		$395,629

AIR FREIGHT — 0.18%
14,883	Forward Air Corp ^^	463,903
		$463,903

AIRLINES — 0.36%
18,072	Frontier Airlines Holdings Inc ^^*	95,059
14,171	Mesa Air Group Inc ^^*	43,788
30,035	SkyWest Inc	806,440
		$945,287

AUTO PARTS & EQUIPMENT — 0.28%
8,973	Drew Industries Inc ^^*	245,860
7,057	Midas Inc ^^*	103,456
16,090	Spartan Motors Inc ^^	122,928
5,904	Standard Motor Products Inc ^^	48,177
11,420	Superior Industries International Inc ^^	207,501
		$727,922

AUTOMOBILES — 0.30%
7,778	Coachmen Industries Inc	46,279
31,695	Fleetwood Enterprises Inc ^^*	189,536
7,879	Lithia Motors Inc ^^	108,179
14,790	Monaco Coach Corp ^^	131,335
14,579	Winnebago Industries Inc ^^	306,451
		$781,780

BANKS — 5.99%
8,355	Alabama National BanCorp ^^	650,103
18,463	Boston Private Financial Holdings Inc ^^	499,978
14,050	Cascade Bancorp ^^	195,576
14,739	Central Pacific Financial Corp ^^	272,082
24,577	Chittenden Corp ^^	875,433
8,825	Columbia Banking System Inc	262,367
14,635	Community Bank System Inc ^^	290,797
16,073	Corus Bankshares Inc ^^	171,499
31,093	East West Bancorp Inc ^^	753,383
37,418	First BanCorp ^^	272,777
31,368	First Commonwealth Financial Corp ^^	334,069
15,115	First Financial Bancorp ^^	172,311
6,363	First Indiana Corp ^^	203,616
23,969	First Midwest Bancorp Inc ^^	733,451
20,515	Frontier Financial Corp ^^	380,964
26,454	Glacier Bancorp Inc ^^	495,748
12,190	Hancock Holding Co ^^	465,658
19,466	Hanmi Financial Corp ^^	167,797
9,810	Independent Bank Corp ^^	93,195
9,266	Irwin Financial Corp ^^	68,105
10,745	Nara Bancorp Inc ^^	125,394
9,410	PrivateBancorp Inc ^^	307,237
18,937	Prosperity Bancshares Inc ^^	556,558
15,724	Provident Bankshares Corp ^^	336,336
14,645	Signature Bank ^^*	494,269
35,730	South Financial Group Inc ^^	558,460
8,781	Sterling Bancorp NY	119,773
36,014	Sterling Bancshares Inc ^^	401,916
25,371	Sterling Financial Corp	425,979
42,067	Susquehanna Bancshares Inc ^^	775,715
37,157	TrustCo Bank Corp NY ^^	368,597
51,481	UCBH Holdings Inc ^^	728,971
17,900	UMB Financial Corp*	686,644
29,566	Umpqua Holdings Corp ^^	453,542
19,021	United Bankshares Inc ^^	532,968
19,698	United Community Banks Inc ^^	311,228
33,397	Whitney Holding Corp ^^	873,332
8,682	Wilshire Bancorp Inc ^^	68,154
11,552	Wintrust Financial Corp ^^	382,718
		$15,866,700

BIOTECHNOLOGY — 1.90%
17,034	ArQule Inc ^^*	98,797
14,300	Cambrex Corp	119,834
9,202	Dionex Corp*	762,478
15,395	Enzo Biochem Inc ^^*	196,132
6,340	Kendle International Inc ^^*	310,153
15,075	LifeCell Corp ^^*	649,883
19,673	Meridian Bioscience Inc	591,764
13,709	PAREXEL International Corp*	662,145
9,326	PharmaNet Development Group Inc ^^*	365,672
32,631	Regeneron Pharmaceuticals Inc ^^*	788,039
21,664	Savient Pharmaceuticals Inc ^^*	497,622
		$5,042,519

BROADCAST/MEDIA — 0.04%
40,022	Radio One Inc*	94,852
		$94,852

BUILDING MATERIALS — 1.58%
14,358	Apogee Enterprises Inc	245,665
14,739	Gibraltar Industries Inc	227,275
12,978	Griffon Corp ^^*	161,576
20,897	Headwaters Inc ^^*	245,331
31,553	Lennox International Inc	1,306,925
9,901	NCI Building Systems Inc ^^*	285,050
18,385	Simpson Manufacturing Co Inc ^^	488,857
13,493	Texas Industries Inc	945,859
9,375	Universal Forest Products Inc	276,188
		$4,182,726

CHEMICALS — 1.28%
13,784	A Schulman Inc	297,045
12,221	Arch Chemicals Inc ^^	449,122
16,963	Georgia Gulf Corp ^^	112,295
29,615	HB Fuller Co	664,857
6,166	Material Sciences Corp*	45,813
15,007	OM Group Inc*	863,503
20,955	Omnova Solutions Inc*	92,412
5,481	Penford Corp ^^	140,259
45,916	PolyOne Corp*	302,127
4,994	Quaker Chemical Corp	109,718
20,439	Tronox Inc ^^	176,797
10,548	Zep Inc*	146,301
		$3,400,249

COMMUNICATIONS - EQUIPMENT — 1.71%
65,638	Arris Group Inc ^^*	655,067
5,850	Bel Fuse Inc Class B ^^	171,230
8,723	Black Box Corp ^^	315,511
18,749	Blue Coat Systems Inc	616,280
11,858	Comtech Telecommunications Corp ^^*	640,451
12,654	Digi International Inc*	179,560
12,806	Ditech Networks Inc*	44,437
46,026	Harmonic Inc ^^*	482,352
17,348	NETGEAR Inc*	618,803
13,503	Network Equipment Technologies Inc ^^*	113,695
10,828	PC-Tel Inc*	74,280
22,470	SymmetriCom Inc ^^*	105,834
6,541	Tollgrade Communications Inc*	52,459
13,013	ViaSat Inc*	448,038
		$4,517,997

COMPUTER HARDWARE & SYSTEMS — 0.83%
59,724	Adaptec Inc*	201,867
17,218	Avid Technology Inc ^^*	487,958
12,999	Hutchinson Technology Inc ^^*	342,134
15,784	Novatel Wireless Inc ^^*	255,701
28,032	Secure Computing Corp ^^*	269,107
14,905	Smith Micro Software Inc ^^*	126,245
12,656	Synaptics Inc ^^*	520,921
		$2,203,933

COMPUTER SOFTWARE & SERVICES — 6.58%
38,617	ANSYS Inc (1)	1,601,061
28,010	Allscripts Healthcare Solutions Inc ^^*	543,954
7,855	Ansoft Corp ^^*	203,052
6,370	Bankrate Inc ^^*	306,333
21,827	Blackbaud Inc ^^	612,029
14,811	CACI International Inc Class A*	663,088
26,784	CIBER Inc*	163,650
13,141	Captaris Inc*	56,769
4,547	Catapult Communications Corp*	34,330
21,120	Concur Technologies Inc*	764,755
14,675	DealerTrack Holdings Inc*	491,172
13,116	EPIQ Systems Inc ^^	228,350
28,825	Epicor Software Corp ^^*	339,559
21,110	FactSet Research Systems Inc	1,175,827
16,407	InfoSpace Inc ^^	308,452
43,255	Informatica Corp*	779,455
13,094	JDA Software Group Inc*	267,903
9,114	MAXIMUS Inc ^^	351,892
20,222	MICROS Systems Inc (1)*	1,418,776
9,655	ManTech International Corp*	423,082
12,604	Manhattan Associates Inc*	332,241
22,788	Napster Inc*	44,892
17,010	Omnicell Inc ^^*	458,079
20,860	Phase Forward Inc*	453,705
13,374	Phoenix Technologies Ltd ^^*	172,257
20,754	Progress Software Corp*	698,995
8,634	Quality Systems Inc ^^	263,251
13,183	Radiant Systems Inc ^^*	227,143
6,500	SI International Inc*	178,555
9,427	SPSS Inc ^^*	338,524
12,828	Sonic Solutions ^^*	133,283
16,117	Sykes Enterprises Inc*	290,106
32,587	THQ Inc*	918,628
36,523	Take-Two Interactive Software Inc ^^*	673,849
17,255	Tyler Technologies Inc*	222,417
33,384	United Online Inc ^^	394,599
22,385	Websense Inc ^^*	380,097
24,353	j2 Global Communications Inc ^^*	515,553
		$17,429,663

CONGLOMERATES — 0.11%
6,164	Standex International Corp	107,562
11,471	Tredegar Corp ^^	184,454
		$292,016

CONTAINERS — 0.60%
33,710	AptarGroup Inc (1)	1,379,076
13,883	Myers Industries Inc	200,887
		$1,579,963

COSMETICS & PERSONAL CARE — 0.34%
9,366	Chattem Inc ^^*	707,508
7,700	Mannatech Inc ^^	48,664
4,136	USANA Health Sciences Inc ^^*	153,363
		$909,535

DISTRIBUTORS — 1.85%
18,146	Applied Industrial Technologies Inc	526,597
9,016	Audiovox Corp Class A*	111,798
14,491	Building Materials Holding Corp ^^	80,135
12,147	Kaman Corp Class A	447,131
55,836	LKQ Corp	1,173,673
2,058	Lawson Products Inc	78,039
6,671	Nash Finch Co ^^	235,353
17,501	Performance Food Group Co*	470,252
10,791	Spartan Stores Inc ^^	246,574
21,134	United Natural Foods Inc ^^*	670,370
12,140	Watsco Inc ^^	446,266
14,102	World Fuel Services Corp	409,381
		$4,895,569

ELECTRIC COMPANIES — 1.27%
12,771	ALLETE Inc ^^	505,476
6,688	CH Energy Group Inc ^^	297,884
5,032	Central Vermont Public Service Corp ^^	155,187
29,600	Cleco Corp	822,880
22,267	El Paso Electric Co*	569,367
12,410	UIL Holdings Corp ^^	458,550
17,434	UniSource Energy Corp ^^	550,043
		$3,359,387

ELECTRONIC INSTRUMENTS & EQUIPMENT — 7.75%
10,938	AO Smith Corp	383,377
20,842	Acuity Brands Inc	937,890
13,015	Agilysys Inc	196,787
15,722	Anixter International Inc*	979,009
22,639	Baldor Electric Co	762,029
22,316	Belden Inc ^^	993,062
14,997	Bell Microproducts Inc ^^*	90,132
35,277	Benchmark Electronics Inc ^^*	625,461
25,275	Brightpoint Inc*	388,224
12,658	C&D Technologies Inc ^^*	83,669
17,363	CTS Corp	172,415
19,603	Checkpoint Systems Inc*	509,286
21,369	Cognex Corp	430,585
16,508	Daktronics Inc ^^	372,586
13,717	Electro Scientific Industries Inc*	272,282
8,180	Faro Technologies Inc ^^*	222,332
66,980	Flir Systems Inc ^^ (1)	2,096,474
11,564	Gerber Scientific Inc*	124,891
23,892	Insight Enterprises Inc*	435,790
15,099	Itron Inc ^^ (1)*	1,449,051
6,972	Keithley Instruments Inc	67,489
11,030	Littelfuse Inc*	363,549
9,140	LoJack Corp*	153,643
8,724	MTS Systems Corp ^^	372,253
14,922	MagneTek Inc*	63,866
11,183	Mercury Computer Systems Inc ^^*	180,158
18,727	Methode Electronics Inc Class A ^^	307,872
18,292	Newport Corp ^^*	233,955
10,029	Park Electrochemical Corp	283,219
8,215	Photon Dynamics Inc ^^*	68,185
8,707	Planar Systems Inc*	55,725
22,920	Plexus Corp*	601,879
10,948	RadiSys Corp ^^*	146,703
15,835	Regal-Beloit Corp	711,783
8,819	Rogers Corp ^^*	382,480
8,230	SYNNEX Corp*	161,308
12,762	ScanSource Inc ^^*	412,851
20,910	TTM Technologies Inc*	243,811
20,168	Technitrol Inc	576,401
59,834	Trimble Navigation Ltd (1)	1,809,380
7,185	Universal Electronics Inc ^^*	240,266
15,671	Veeco Instruments Inc ^^*	261,706
9,431	Vicor Corp ^^	147,029
14,539	Woodward Governor Co ^^	987,925
14,436	X-Rite Inc ^^*	167,746
		$20,526,514

ELECTRONICS - SEMICONDUCTOR — 3.69%
32,180	AMIS Holdings Inc ^^*	322,444
16,631	ATMI Inc*	536,350
12,847	Actel Corp*	175,490
17,641	Advanced Energy Industries Inc*	230,744
50,439	Axcelis Technologies Inc ^^*	232,019
34,955	Brooks Automation Inc ^^*	461,756
11,843	Cabot Microelectronics Corp ^^*	425,282
11,345	Cohu Inc	173,579
15,079	Cymer Inc ^^*	587,025
15,994	DSP Group Inc*	195,127
15,417	Diodes Inc ^^	463,589
23,937	Exar Corp ^^*	190,778
17,901	FEI Co*	444,482
33,482	Kopin Corp*	105,803
26,278	Kulicke & Soffa Industries Inc ^^*	180,267
24,604	MKS Instruments Inc*	470,921
26,950	Micrel Inc	227,728
38,135	Microsemi Corp*	844,309
12,787	Pericom Semiconductor Corp*	239,117
20,641	Photronics Inc ^^*	257,393
14,386	Rudolph Technologies Inc ^^*	162,850
79,755	Skywork Solutions Inc ^^*	677,918
11,519	Standard Microsystems Corp*	450,047
6,732	Supertex Inc ^^*	210,644
11,456	Ultratech Inc ^^*	129,911
37,441	Varian Semiconductor Equipment Associates Inc (1)	1,385,317
		$9,780,890

ENGINEERING & CONSTRUCTION — 1.51%
32,001	EMCOR Group Inc	756,184
13,550	Insituform Technologies Inc Class A ^^*	200,540
40,017	Shaw Group Inc (1)*	2,418,613
28,835	Tetra Tech Inc ^^*	619,953
		$3,995,290

FINANCIAL SERVICES — 1.07%
8,717	Anchor Bancorp Wisconsin Inc ^^	205,024
25,943	Bank Mutual Corp ^^	274,218
20,512	BankAtlantic Bancorp Inc Class B ^^	84,099
15,462	BankUnited Financial Corp ^^	106,688
29,093	Brookline Bancorp Inc ^^	295,585
12,446	Dime Community Bancshares	158,935
9,615	Downey Financial Corp ^^	299,123
12,656	Financial Federal Corp ^^	282,102
7,226	FirstFed Financial Corp ^^*	258,835
18,133	Flagstar Bancorp Inc ^^	126,387
12,513	Franklin Bank Corp ^^*	53,931
34,176	Fremont General Corp ^^*	119,616
17,400	Guaranty Financial Group Inc*	278,400
7,450	Portfolio Recovery Associates Inc ^^	295,542
		$2,838,485

FOOD & BEVERAGES — 1.44%
5,035	Boston Beer Co Inc*	189,568
38,602	Flowers Foods Inc ^^	903,673
19,574	Hain Celestial Group Inc ^^*	626,368
6,920	J&J Snack Foods Corp	216,458
15,389	Lance Inc ^^	314,243
6,160	Peets Coffee & Tea Inc ^^*	179,071
12,665	Ralcorp Holdings Inc*	769,905
7,549	Sanderson Farms Inc ^^	255,005
15,392	TreeHouse Foods Inc*	353,862
		$3,808,153

GOLD, METALS & MINING — 2.06%
8,065	AM Castle & Co	219,287
10,975	AMCOL International Corp ^^	395,429
10,059	Brush Engineered Materials Inc*	374,195
14,351	Century Aluminum Co ^^*	774,093
39,283	Massey Energy Co (1)	1,404,367
13,065	Patriot Coal Corp ^^*	545,333
18,345	Quanex Corp	952,106
11,388	RTI International Metals Inc*	784,975
		$5,449,785

HEALTH CARE RELATED — 5.17%
26,245	AMERIGROUP Corp*	956,630
15,330	AmSurg Corp*	414,830
12,940	Amedisys Inc*	627,849
21,472	Centene Corp*	589,192
11,806	Chemed Corp ^^	659,719
15,739	Cross Country Healthcare Inc ^^*	224,123
12,227	Cryolife Inc ^^*	97,205
13,798	Gentiva Health Services Inc ^^*	262,714
18,248	HealthExtras Inc*	475,908
17,577	Healthways Inc ^^*	1,027,200
33,857	Hooper Holmes Inc*	58,234
9,401	LCA-Vision Inc ^^	187,738
7,105	LHC Group Inc ^^*	177,483
15,930	Martek Biosciences Corp ^^*	471,209
10,565	Matria Healthcare Inc ^^*	251,130
6,715	MedCath Corp*	164,920
6,995	Molina Healthcare Inc ^^*	270,707
16,135	Odyssey Healthcare Inc*	178,453
20,143	Owens & Minor Inc ^^	854,667
31,917	PSS World Medical Inc ^^*	624,616
9,024	Palomar Medical Technologies Inc ^^*	138,248
23,876	Pediatrix Medical Group Inc (1)*	1,627,149
14,975	PharMerica Corp*	207,853
8,528	RehabCare Group Inc*	192,392
12,515	Res-Care Inc*	314,877
27,723	Sierra Health Services Inc*	1,163,257
22,099	Sunrise Senior Living Inc ^^*	677,997
17,480	Symmetry Medical Inc*	304,676
15,937	inVentiv Health Inc*	493,410
		$13,694,386

HOMEBUILDING — 0.31%
38,058	Champion Enterprises Inc ^^*	358,506
6,101	M/I Homes Inc ^^	64,061
12,947	Meritage Homes Corp ^^*	188,638
3,352	Skyline Corp ^^	98,381
32,034	Standard Pacific Corp ^^	107,314
		$816,900

HOTELS/MOTELS — 0.13%
10,637	Marcus Corp ^^	164,342
6,965	Monarch Casino & Resort Inc ^^*	167,717
		$332,059

HOUSEHOLD GOODS — 0.79%
5,824	Bassett Furniture Industries Inc	54,396
35,433	Central Garden & Pet Co ^^*	189,921
14,685	Ethan Allen Interiors Inc ^^	418,523
26,900	Interface Inc	439,008
25,363	La-Z-Boy Inc ^^	201,129
7,176	Libbey Inc ^^	113,668
2,326	National Presto Industries Inc	122,487
8,247	Russ Berrie & Co Inc*	134,921
20,133	Spectrum Brands Inc ^^*	107,309
8,316	WD-40 Co ^^	315,759
		$2,097,121

INSURANCE RELATED — 2.86%
21,710	Delphi Financial Group Inc Class A	765,929
18,270	Hilb Rogal & Hobbs Co	741,214
8,069	Infinity Property & Casualty Corp ^^	291,533
7,677	LandAmerica Financial Group Inc ^^	256,796
28,750	Philadelphia Consolidated Holding Corp*	1,131,313
10,635	Presidential Life Corp	186,219
16,118	ProAssurance Corp*	885,201
9,538	RLI Corp	541,663
4,074	SCPIE Holdings Inc*	111,913
7,986	Safety Insurance Group Inc ^^	292,447
26,183	Selective Insurance Group Inc	601,947
8,890	Stewart Information Services Corp ^^	231,940
9,955	Tower Group Inc ^^	332,497
6,109	Triad Guaranty Inc ^^*	59,868
10,913	United Fire & Casualty Co ^^	317,459
18,287	Zenith National Insurance Corp ^^	817,978
		$7,565,917

INVESTMENT BANK/BROKERAGE FIRM — 1.00%
21,637	Investment Technology Group Inc*	1,029,705
26,692	LaBranche & Co Inc ^^*	134,528
8,630	Piper Jaffray Cos Inc*	399,742
11,082	SWS Group Inc ^^	140,409
14,154	TradeStation Group Inc ^^*	201,128
21,750	optionsXpress Holdings Inc	735,585
		$2,641,097

LEISURE & ENTERTAINMENT — 1.69%
6,516	4Kids Entertainment Inc*	85,685
5,931	Arctic Cat Inc ^^	70,816
13,927	JAKKS Pacific Inc*	328,816
36,181	Live Nation ^^*	525,348
11,384	Multimedia Games Inc ^^*	94,943
15,565	Nautilus Group Inc ^^	75,490
29,515	Pinnacle Entertainment Inc ^^*	695,373
17,265	Polaris Industries Inc ^^	824,749
23,433	Pool Corp ^^	464,676
9,351	RC2 Corp*	262,483
17,382	Shuffle Master Inc ^^*	208,410
11,247	Sturm Ruger & Co Inc ^^*	93,125
20,461	WMS Industries Inc ^^	749,691
		$4,479,605

MACHINERY — 3.72%
10,015	ASV Inc ^^*	138,708
12,965	Albany International Corp Class A ^^	481,002
9,461	Astec Industries Inc*	351,855
22,281	Barnes Group Inc	743,963
24,443	Briggs & Stratton Corp ^^	553,878
24,611	CLARCOR Inc ^^	934,480
4,491	Cascade Corp ^^	208,652
10,660	EnPro Industries Inc ^^*	326,729
26,396	Gardner Denver Inc*	871,068
10,643	Intevac Inc ^^*	154,749
13,953	Kaydon Corp ^^	760,997
5,798	Lindsay Manufacturing Co ^^	409,861
8,133	Lydall Inc*	85,559
18,270	Mueller Industries Inc	529,647
8,449	Robbins & Myers Inc	638,998
10,355	Stratasys Inc ^^	267,573
19,590	Toro Co	1,066,480
8,509	Valmont Industries Inc ^^	758,322
14,941	Wabash National Corp	114,896
15,486	Watts Water Technologies Inc ^^	461,483
		$9,858,900

MEDICAL PRODUCTS — 4.69%
35,633	American Medical Systems Holdings Inc ^^*	515,253
6,590	Analogic Corp	446,275
13,774	ArthroCare Corp ^^*	661,841
11,781	BioLase Technology Inc ^^*	27,803
14,111	CONMED Corp*	326,105
22,103	Cooper Cos Inc	839,914
11,056	Cyberonics Inc ^^*	145,497
6,388	Datascope Corp	232,523
11,086	Greatbatch Inc ^^*	221,609
12,536	Haemonetics Corp*	790,019
6,096	ICU Medical Inc ^^*	219,517
30,206	IDEXX Laboratories Inc (1)	1,770,978
34,504	Immucor Inc*	1,172,791
9,104	Integra LifeSciences Holdings ^^*	381,731
15,774	Invacare Corp ^^	397,505
6,042	Kensey Nash Corp ^^*	180,777
16,746	Mentor Corp ^^	654,769
13,469	Merit Medical Systems Inc*	187,219
8,708	Osteotech Inc*	68,097
8,380	Possis Medical Inc*	122,180
36,533	Respironics Inc (1)*	2,392,181
7,437	SurModics Inc ^^*	403,606
16,409	Theragenics Corp*	58,744
3,930	Vital Signs Inc	200,902
		$12,417,836

OFFICE EQUIPMENT & SUPPLIES — 0.57%
26,841	Brady Corp Class A	941,851
12,340	United Stationers Inc*	570,231
		$1,512,082

OIL & GAS — 7.28%
13,595	Atwood Oceanics Inc (1)*	1,362,763
11,095	BASiC Energy Services Inc ^^*	243,535
11,721	Bristow Group Inc*	663,995
47,902	Cabot Oil & Gas Corp Class A (1)	1,933,804
10,027	Carbo Ceramics Inc ^^	373,004
13,370	Dril-Quip Inc*	744,174
5,385	Gulf Island Fabrication Inc ^^	170,758
45,055	Helix Energy Solutions Group Inc (1)*	1,869,783
11,371	Hornbeck Offshore Services Inc ^^*	511,126
40,620	ION Geophysical Corp ^^*	640,984
7,254	Lufkin Industries Inc ^^	415,582
13,120	Matrix Service Co ^^*	286,278
9,095	NATCO Group Inc*	492,494
27,172	Oceaneering International Inc (1)*	1,830,034
18,683	Penn Virginia Corp	815,139
7,355	Petroleum Development Corp ^^*	434,901
24,490	Pioneer Drilling Co*	290,941
11,422	SEACOR SMIT Inc ^^*	1,059,276
31,017	St Mary Land & Exploration Co	1,197,566
13,826	Stone Energy Corp ^^*	648,578
7,760	Superior Well Services Inc ^^*	164,667
14,851	Swift Energy Co*	655,078
36,658	TETRA Technologies Inc*	570,765
22,879	Unit Corp*	1,058,154
15,140	W-H Energy Services Inc*	851,019
		$19,284,398

PAPER & FOREST PRODUCTS — 0.63%
19,280	Buckeye Technologies Inc*	241,000
14,531	Caraustar Industries Inc*	44,901
9,794	Chesapeake Corp ^^	50,831
5,236	Deltic Timber Corp ^^	269,602
7,368	Neenah Paper Inc ^^	214,777
16,492	Rock-Tenn Co Class A	419,062
7,676	Schweitzer-Mauduit International Inc	198,885
25,032	Wausau Paper Corp	225,038
		$1,664,096

PERSONAL LOANS — 0.36%
14,406	Cash America International Inc	465,314
14,233	First Cash Financial Services Inc*	208,940
13,243	Rewards Network Inc*	65,818
8,313	World Acceptance Corp ^^*	224,285
		$964,357

PHARMACEUTICALS — 1.19%
21,528	Alpharma Inc Class A ^^*	433,789
6,688	Bradley Pharmaceuticals Inc ^^*	131,754
39,767	MGI Pharma Inc (1)*	1,611,757
12,111	Noven Pharmaceuticals Inc ^^*	168,101
23,475	Salix Pharmaceuticals Ltd ^^*	184,983
17,585	Sciele Pharma Inc ^^*	359,613
34,473	ViroPharma Inc ^^*	273,716
		$3,163,713

POLLUTION CONTROL — 0.39%
33,528	Waste Connections Inc	1,036,015
		$1,036,015

PRINTING & PUBLISHING — 0.22%
13,164	Bowne & Co Inc	231,686
5,962	Consolidated Graphics Inc*	285,103
6,225	Standard Register Co ^^	72,584
		$589,373

REAL ESTATE — 4.41%
15,869	Acadia Realty Trust REIT ^^	406,405
32,295	BioMed Realty Trust Inc REIT ^^	748,275
23,203	Colonial Properties Trust REIT ^^	525,084
46,730	DiamondRock Hospitality Co REIT ^^	700,015
11,747	EastGroup Properties Inc REIT ^^	491,612
13,855	Entertainment Properties REIT	651,185
12,424	Essex Property Trust REIT ^^	1,211,216
17,400	Forestar Real Estate Group Inc*	410,466
28,775	Inland Real Estate Corp REIT ^^	407,454
16,164	Kilroy Realty Corp REIT ^^	888,373
14,295	Kite Realty Group Trust REIT	218,285
9,952	LTC Properties Inc REIT ^^	249,298
31,411	Lexington Corp Properties Trust REIT ^^	456,716
24,814	Medical Properties Trust Inc REIT ^^	252,855
12,620	Mid-America Apartment Communities Inc REIT ^^	539,505
35,463	National Retail Properties Inc REIT ^^	829,125
7,897	PS Business Parks Inc REIT	414,987
7,626	Parkway Properties Inc REIT ^^	282,009
43,750	Senior Housing Properties Trust REIT ^^	992,250
10,686	Sovran Self Storage Inc REIT ^^	428,509
15,450	Tanger Factory Outlet Centers Inc REIT ^^	582,620
		$11,686,244

RESTAURANTS — 1.99%
7,550	Buffalo Wild Wings Inc ^^*	175,311
14,512	CEC Entertainment Inc*	376,732
26,976	CKE Restaurants Inc ^^	356,083
14,399	California Pizza Kitchen Inc ^^	224,192
7,377	IHOP Corp ^^	269,851
29,542	Jack In The Box Inc	761,297
6,130	Landry’s Restaurants Inc ^^	120,761
10,949	O’Charley’s Inc ^^	164,016
12,826	PF Changs China Bistro Inc ^^*	292,946
15,919	Panera Bread Co Class A ^^*	570,219
10,187	Papa John’s International Inc*	231,245
8,279	Red Robin Gourmet Burgers Inc ^^*	264,845
9,385	Ruth’s Chris Steak House Inc ^^*	83,902
29,984	Sonic Corp*	656,650
14,002	Steak N Shake Co ^^*	152,622
26,565	Texas Roadhouse Inc*	293,809
31,118	Triarc Cos Inc ^^	272,594
		$5,267,075

RETAIL — 4.05%
26,758	Aaron Rents Inc ^^	514,824
10,905	Big 5 Sporting Goods Corp ^^	157,250
7,921	Blue Nile Inc ^^*	539,103
19,490	Cabelas Inc ^^*	293,714
25,001	Casey’s General Stores Inc	740,280
15,397	Cato Corp Class A ^^	241,117
12,315	Charlotte Russe Holding Inc ^^*	198,887
11,619	Children’s Place ^^*	301,281
17,471	Christopher & Banks Corp ^^	200,043
22,256	Dress Barn Inc ^^*	278,423
20,960	Finish Line Inc	50,723
19,875	Freds Inc ^^	191,396
11,247	Genesco Inc ^^*	425,137
11,306	Great Atlantic & Pacific Tea Co Inc ^^*	354,217
11,235	Group 1 Automotive Inc ^^	266,831
14,141	Gymboree Corp*	430,735
10,771	Haverty Furniture Inc ^^	96,831
15,341	Hibbett Sports Inc ^^*	306,513
21,499	Hot Topic Inc ^^*	125,124
12,325	Jo-Ann Stores Inc ^^*	161,211
8,967	Jos A Bank Clothiers Inc ^^*	255,111
15,634	Longs Drug Stores Corp	734,798
9,130	MarineMax Inc ^^*	141,515
25,825	Men’s Wearhouse Inc	696,759
20,445	Pep Boys - Manny Moe & Jack ^^	234,709
8,684	School Specialty Inc*	300,032
23,097	Select Comfort Corp*	161,910
15,352	Sonic Automotive Inc ^^	297,215
20,423	Stage Stores Inc	302,260
8,019	Stamps.com Inc ^^*	97,671
12,739	Stein Mart Inc ^^	60,383
16,538	Tractor Supply Co ^^*	594,376
14,715	Tuesday Morning Corp ^^	74,605
12,160	Tween Brands Inc ^^*	321,997
22,004	Zale Corp ^^*	353,384
8,870	Zumiez Inc ^^*	216,073
		$10,716,438

SHOES — 1.72%
21,826	Brown Shoe Co Inc	331,100
40,678	Crocs Inc ^^ (1)	1,497,357
6,409	Deckers Outdoor Corp*	993,780
28,075	Iconix Brand Group Inc ^^*	551,955
13,199	K-Swiss Inc ^^	238,902
16,016	Skechers USA Inc*	312,472
25,778	Wolverine World Wide Inc	632,077
		$4,557,643

SPECIALIZED SERVICES — 3.31%
21,674	ABM Industries Inc ^^	441,933
14,849	AMN Healthcare Services Inc ^^*	254,957
11,609	Administaff Inc	328,303
4,818	Angelica Corp	92,024
13,928	Arbitron Inc ^^	578,987
12,960	Bright Horizons Family Solutions Inc*	447,638
6,716	CDI Corp	162,930
2,612	CPI Corp	61,513
13,790	Coinstar Inc ^^*	388,189
33,850	CyberSource Corp ^^*	601,515
10,455	G&K Services Inc Class A	392,272
11,491	Gevity HR Inc	88,366
20,993	Healthcare Services Group Inc	444,632
8,701	Heidrick & Struggles International Inc ^^	322,894
13,695	Knot Inc ^^*	218,298
16,999	Mobile Mini Inc ^^*	315,161
17,472	On Assignment Inc ^^*	122,479
15,140	Perficient Inc ^^*	238,304
12,072	PetMed Express Inc ^^*	146,071
4,320	Pre-Paid Legal Services Inc ^^*	239,112
27,617	Spherion Corp ^^*	201,052
5,593	StarTek Inc*	52,071
21,683	TrueBlue Inc ^^*	313,970
11,572	Universal Technical Institute Inc ^^*	196,724
10,143	Viad Corp ^^	320,316
6,746	Volt Information Sciences Inc	123,182
20,964	Watson Wyatt & Co Holdings	972,939
19,615	Wright Express Corp*	696,136
		$8,761,968

TELEPHONE & TELECOMMUNICATIONS — 0.07%
22,314	General Communication Inc Class A*	195,248
1,060	Metrocall Inc (rights) @ ð*	0
		$195,248

TEXTILES — 1.01%
22,939	Fossil Inc*	962,979
12,740	Kellwood Co ^^	211,994
9,290	Maidenform Brands Inc ^^*	125,694
9,524	Movado Group Inc	240,862
7,679	Oxford Industries Inc ^^	197,888
60,667	Quiksilver Inc ^^*	520,523
7,042	UniFirst Corp	267,596
7,205	Volcom Inc ^^*	158,726
		$2,686,262

TOBACCO — 0.07%
43,899	Alliance One International Inc*	178,669
		$178,669

TRANSPORTATION — 1.61%
12,414	Arkansas Best Corp ^^	272,363
28,220	Heartland Express Inc ^^	400,160
19,129	Hub Group Inc*	508,449
26,381	Kirby Corp*	1,226,189
28,615	Knight Transportation Inc ^^	423,788
26,519	Landstar System Inc	1,117,776
13,977	Old Dominion Freight Line Inc*	323,008
		$4,271,733

UNIT INVESTMENT TRUST — 0.07%
3,000	iShares SmallCap 600 Index Fund ^^	195,480
		$195,480

UTILITIES — 3.31%
44,274	Atmos Energy Corp	1,241,443
26,075	Avista Corp	561,656
10,685	Laclede Group Inc ^^	365,854
13,689	New Jersey Resources Corp	684,724
13,051	Northwest Natural Gas Co ^^	635,062
36,537	Piedmont Natural Gas Co Inc ^^	955,808
14,590	South Jersey Industries Inc	526,553
59,214	Southern Union Co (1)	1,738,523
21,029	Southwest Gas Corp	626,033
52,628	UGI Corp (1)	1,434,113
		$8,769,769

WATER — 0.12%
8,484	American States Water Co ^^	319,677
		$319,677

TOTAL COMMON STOCK — 98.05%		$259,673,804
(Cost $240,363,260)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

4,767,000	Federal Home Loan Bank	4,766,583
	3.190% January 2, 2008
400,000	United States of America (1)	395,893
	4.240% April 3, 2008

TOTAL SHORT-TERM INVESTMENTS — 1.95%		$5,162,476
(Cost $5,162,476)

TOTAL MAXIM INDEX 600 PORTFOLIO — 100%		$264,836,280
(Cost $245,525,736)

Legend

* Non-income Producing Security

ð Security is fair valued at December 31, 2007.

(1) Collateral or Segregated Assets for Futures

@ Security has no market value at December 31, 2007.

REIT – Real Estate Investment Trust

^^ A portion or all of the security is on loan at December 31, 2007. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement with Barclays Capital Inc, 4.75%, to be repurchased on 01/02/08, collateralized by U.S. Government or U.S. Agency Mortgage securities, with a total market value of $89,954,867.

For Fund compliance purposes, management classifies the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See Notes to Financial Statements.

Summary of Investments by Sector

Maxim Index 600 Portfolio
December 31, 2007
Unaudited

		% of Portfolio
Sector	Value ($)	Investments
Communications	4,808,097	1.82%
Consumer Products & Services	49,799,013	18.80%
Financial Services	41,562,800	15.69%
Health Care Related	34,318,454	12.96%
Industrial Products & Services	26,154,598	9.88%
Natural Resources	26,793,908	10.12%
Short Term Investments	5,162,476	1.94%
Technology	56,401,996	21.30%
Transportation	7,190,625	2.72%

Unit Investment Trust	195,480	0.07%
Utilities	12,448,833	4.70%
	$264,836,280	100.00%

SHAREHOLDER EXPENSE EXAMPLE
Maxim Index 600 Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2007 to December 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Beginning	Ending	Expenses Paid

	Account Value	Account Value	During Period*
	(6/30/2007)	(12/31/2007)	(6/30/07-12/31/07)

Actual	$ 1,000.00	$ 912.98	$ 2.89

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,022.18	$ 3.06

*Expenses are equal to the Portfolio's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Fund Directors and Officers

(Unaudited)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund’s business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

INDEPENDENT* DIRECTORS
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail Klapper (64)	Director	December 14, 2007 to present	Attorney, Klapper Law Firm	31
Richard P. Koeppe (76)	Director	April 30, 1987 to present	Retired Educator	31
Sanford Zisman (68)	Director	March 19, 1982 to present	Attorney, Firm of Zisman, Ingraham and Daniel, P.C.	31
INTERESTED* DIRECTORS AND OFFICERS

Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
*William T. McCallum (65)	Director, Chairman and President	June 1, 2000 to present

Chairman, First Great-West Life & Annuity Insurance Company. Beginning January 1, 2006: Vice Chairman, Great-West Life & Annuity Insurance Company.

Through December 31, 2005: President and Chief Executive Officer of Great-West Life & Annuity Insurance Company, United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Co-President and Chief Executive Officer of Great-West Lifeco Inc.; President and Chief Executive Officer of GWL&A Financial Inc. and Canada Life Insurance Company of America (through February 13, 2006); President and Chief Executive Officer of First Great-West Life & Annuity Insurance Company and Alta Health & Life Insurance Company.

31

Director, Great-West Lifeco Inc., Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, GWL&A Financial Inc., The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and Canada Life Insurance Company of America.

*Mitchell T.G. Graye (52)	Director	June 1, 2000 to present

Executive Vice President and Chief Financial Officer of Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, Canada Life Insurance Company of America, GWL&A Financial Inc., the United States Operations of The Great-West Life Assurance Company, the United States Operations for The Canada Life Assurance Company, and the United States Operations for Crown Life Insurance Company; Chairman and President, GW Capital Management, LLC, and Orchard Capital Management, LLC; President, GWL Properties, Inc., Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. and Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II; Executive Vice President, Orchard Trust Company, LLC

31

Director, Alta Health & Life Insurance Company, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., GWL Properties, Inc., Great-West Benefit Services, Inc.; Manager, GW Capital Management, LLC, Orchard Capital Management, LLC, Orchard Trust Company, LLC and FASCore, LLC.

*Graham McDonald (61)	Treasurer	November 29, 2001 to present

Senior Vice President, Corporate Administration of Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America, GWL&A Financial Inc., the United States Operations of The Great-West Life Assurance Company, the United States Operations of The Canada Life Assurance Company and the United States Operations of Crown Life Insurance Company; Senior Vice President, Corporate Finance and Investment Operations of EMJAY Corporation, EMJAY Retirement Plan Services, Inc., and Orchard Trust Company, LLC; Senior Vice President, Corporate and Investment Administration, FASCore, LLC; Senior Vice President and Treasurer, GW Capital Management, LLC, and Orchard Capital Management, LLC; President, Greenwood Investments, LLC, and Great-West Benefit Services, Inc.; Vice President, Investment Administration, National Plan Coordinators of Delaware, Inc.

			31	Manager, Greenwood Investments, LLC, and GW Capital Management, LLC; Director, Great-West Benefit Services, Inc., GWL Properties, Inc., and GWFS Equities, Inc.

*Beverly A. Byrne (52)	Secretary	April 10, 1997 to present

Chief Legal Officer, Financial Services and Securities Compliance, Great-West Life & Annuity Insurance Company, GWL&A Financial Inc., First Great-West Life & Annuity Insurance Company, Canada Life Insurance Company of America, the United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Chief Legal Officer and Secretary, FASCore, LLC; Vice President, Counsel and Secretary, National Plan Coordinators of Delaware, Inc.; Secretary and Chief Compliance Officer, GW Capital Management, LLC, Orchard Capital Management, LLC, GWFS Equities, Inc., One Orchard Equities, Inc. and Advised Assets Group, LLC; Secretary and Compliance Officer, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., BenefitsCorp, Inc., and BenefitsCorp, Inc. of Wyoming; Secretary, Greenwood Investments, LLC.

			31	None

*

Refers to a Director or officer who is an “interested person” of Maxim Series Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with the Fund or its investment adviser, GW Capital Management, LLC (doing business as Maxim Capital Management, LLC). A Director who is not an “interested person” of the Fund is referred to as an “Independent Director.”

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

Name of Independent Director	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Directors**
Richard P. Koeppe	$64,000	0	0	$64,000
Sanford Zisman	$64,000	0	0	$64,000

** As of December 31, 2007, there were 31 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund’s most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund’s Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to Portfolio securities during the most recent 12-month period ended December 31 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $278,850 for fiscal year 2006 and $296,425 for fiscal year 2007.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $35,300 for fiscal year 2006 and $37,500 for fiscal year 2007. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $147,360 for fiscal year 2006 and $128,905 for fiscal year 2007. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures

_________________________

1  No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2  With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3  For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4  No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)

(2)  100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2006 equaled $436,000, and for fiscal year 2007 equaled $640,700.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Ms. Gail Klapper comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.           DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.           PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.           PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	February 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	February 20, 2008

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:	February 20, 2008